SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 11:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses:
	Year ended December 31,
	2022	2021	2020

Subcontractors and consultants	$2,228	$1,654	$217
Payroll and related expenses	766	719	90
Share-based compensation expense	285	99	18
Clinical trials expenses	1,121	357	-
Other expenses	22	31	29

	$4,422	$2,860	$354

b.	General and administrative expenses:

	Year ended December 31,
	2022	2021	2020

Professional services	$1,489	$1,697	$727
Payroll and related expenses	780	688	154
D&O insurance	653	935	360
Rent and office maintenance	249	210	37
Share-based compensation expense	1,104	713	20
Other expenses	172	105	19

	$4,447	$4,348	$1,317

c.	Other financial income (expenses), net:

	Year ended December 31,
	2022	2021	2020

Interest income	160	-	-
Issuance expenses	-	-	(65)
Bank fees	(13)	(10)	(3)
Change in fair value of derivative warrant liability	-	-	(1,105)
Exchange rate differences	$(61)	$(22)	$(2)
Total other financial expenses, net	$86	$(32)	$(1,175)